RELATED PARTY TRANSACTIONS Summary of Related Party Transactions (Details) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 01, 2017 USD ($)	Feb. 29, 2016 NOK / shares shares	Mar. 31, 2015 $ / shares shares	Sep. 30, 2014 shares	Apr. 30, 2014 $ / shares shares	Mar. 31, 2015 $ / shares shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 15, 2014 $ / shares
Related Party Transaction [Line Items]
Number of shares issued as consideration | shares			6,200,000
Related party receivables							$ 1,927	$ 8,451
Related party payables							1,387	4,101
Private placement share offering, number of new shares | shares		68,700,000
Capesize Chartering Ltd [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties							945	0	$ 0
Related party receivables							322	0
United Freight Carriers [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties							150	0	0
Related party receivables							0	2
Seatankers Management Co, Ltd [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties							957	310	0
Related party receivables							77	1,139
Related party payables							270	0
Golden Opus Inc. [Member]
Related Party Transaction [Line Items]
Related party receivables							3	2,534
Related party payables							73	0
Management [Member]
Related Party Transaction [Line Items]
Related party receivables							0	285
Frontline Ltd [Member]
Related Party Transaction [Line Items]
Related party receivables							1,523	4,455
Related party payables							1,044	176
Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties							795	$ 560	$ 0
Variable interest rate level								0.10%
Related party receivables							2	$ 36
Frontline Management (Bermuda) Ltd [Member]
Related Party Transaction [Line Items]
Related party payables							0	3,924
Seateam Management Pte Ltd [Member]
Related Party Transaction [Line Items]
Related party payables							0	1
Hemen Holdings Ltd [Member]
Related Party Transaction [Line Items]
Private placement share offering, number of new shares | shares		31,600,000
Share price ( in NOK per share) | NOK / shares		NOK 25.00
Average: KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense, Net							$ 25,600	$ 12,100
Common Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration | shares					3,100,000
Common Stock [Member] | Frontline 2012 [Member]
Related Party Transaction [Line Items]
Number of shares issued as consideration | shares			6,200,000	6,200,000	3,100,000	6,200,000
Share price ( in NOK per share) | $ / shares			$ 20.5		$ 62.7	$ 20.5				$ 57.55
Subsequent Event [Member]
Related Party Transaction [Line Items]
Quarterly fee for management of Sarbanes Oxley compliance	$ 15